SUBSEQUENT EVENT NOTE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Subsequent Event Note 1	75,400	75,400
Subsequent Event Note 2	$ 28,885
Subsequent Event Note 3		30,230